Promissory Notes	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Promissory Notes
Promissory Notes

10. Promissory Notes

At the beginning of the period, the Company had the following principal balances outstanding on its unsecured convertible promissory notes:

Psyence Group Inc. Note: $1,460,657

NCAC Note: $1,615,501

Both notes are designated as fair value through profit or loss (FVTPL) due to the embedded conversion features, as the conversion prices are not fixed.

NCAC Note: On September 30, 2024, the NCAC Note holder converted the entire outstanding principal balance of $1,615,501 into 43,080 common shares at a conversion price of $37.50 per share. There is a make whole provision which entitled the NCAC Note holders to a top-up in shares if the share price at January 15, 2025 was lower than the conversion price on September 30, 2024. The fair value of make whole provision of the NCAC Replacement Note is $1,252,864 as of September 30, 2024. This fair value was calculated using a Monte Carlo simulation model and the key inputs of this simulation are:

Inputs
Share price	$7.50
Note principal amount	$1,615,501
Original issuance price	$37.50
Original shares issued	43,080
Discount rate shares	4.69%
Volatility annual	170%
Volatility daily	10.71%
Risk free annual	4.69%

PGI Note: On September 30, 2024, PGI converted $1,037,960 into 27,679 common shares at a conversion price of $37.50 per share. Following this conversion, the remaining principal balance is $422,697. The fair value of the outstanding principal of the PGI Note is $394,752 as of September 30, 2024. There is a make whole provision which entitled the Psyence Group Note holders to a top-up in shares if the share price at January 15, 2025 was lower than the conversion price on September 30, 2024. The fair value of make whole provision of the Psyence Group Replacement Note is $804,965 as of September 30, 2024. This fair value was calculated using a Monte Carlo simulation model and the key inputs of this simulation are:

Inputs
Share price	$7.50
Note principal amount	$1,037,960
Original issuance price	$37.50
Original shares issued	27,679
Discount rate shares	4.69%
Volatility annual	170%
Volatility daily	10.71%
Risk free annual	4.69%

Fair Value Adjustments: During the six months ended September 30, 2024, a total fair value gain of $101,708 was recognized in relation to the promissory notes and their conversions. This includes the impact of the NCAC Note’s conversion and the partial conversion of the PGI Note.

The fair value of the notes was calculated using a credit adjusted market borrowing rate.

11. Promissory Notes

On January 25, 2024, the Company issued an unsecured convertible promissory note to Psyence Group Inc. (“PGI”) (the “PGI Note”), in the principal amount of $1,610,657, which is equal to the total amount owed to PGI in connection with loans the PGI had previously made to the Company. The PGI Note bears no interest, and (i) $150,000 of the principal balance of the PGI Note was paid on the date of the Closing and (ii) $1,460,657 of the principal balance of the PGI Note will be payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025. The proceeds from this loan were already received by the Company prior to the acquisition date. This note is convertible into shares at the option of PGI. The conversion price will be mutually agreed upon and such conversion terms will not be less favourable than the below NCAC convertible promissory note. Given that the conversion price is not fixed, the conversion feature has been determined to be an embedded derivative and thus the entire instrument has been designated as FVTPL.

On January 25, 2024, NCAC issued an unsecured convertible promissory note to the Sponsor (the “NCAC Replacement Note”), in the principal amount of $1,615,501, which is equal to the total amount owed to Sponsor under certain existing promissory notes previously issued by NCAC to the Sponsor (the “Existing Notes”). The NCAC Replacement Note bears no interest, and (i) $100,000 of the principal balance of the NCAC Replacement Note became owing on the date of the Closing and (ii) $1,515,501 of the principal balance of the NCAC Replacement Note will be payable on the date that is the one-year anniversary after the Business Combination, or January 25, 2025. This note is convertible into shares at the option of NCAC Sponsor. The conversion price will be mutually agreed upon and such conversion terms will not be less favourable than the above PGI convertible promissory note. Given that the conversion price is not fixed, the conversion feature has been determined to be an embedded derivative and thus the entire instrument has been designated as FVTPL.

The fair value of the notes was calculated using a credit adjusted market borrowing rate.